THE PBHG FUNDS, INC.
                                PBHG CLASS SHARES

                        SUPPLEMENT DATED FEBRUARY 1, 2001
                      TO THE PROSPECTUS DATED JULY 31, 2000


This Supplement updates certain information contained in the Prospectus of The PBHG Funds, Inc. (the "Company"), as supplemented on October 16, 2000 and November 20, 2000. You should retain the Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge by calling 1-800-433-0051.

At a special meeting of shareholders of each Portfolio of the Company (together, the "Portfolios") held on January 25, 2001, as adjourned February 1, 2001, shareholders approved a new investment advisory agreement with Pilgrim Baxter & Associates, Ltd., an indirect, wholly owned subsidiary of Old Mutual, plc, and new sub-advisory agreements with the Company's current sub-advisers. The new investment advisory agreement and sub-advisory agreements are identical in all material respects to the previous agreements, except for, in the case of the investment advisory agreement, the elimination of the expense limitations previously required by state securities laws. Each Portfolio's advisory rate will remain unchanged.

At the meeting on January 25, 2001, shareholders also approved an Agreement and Plan of Reorganization that provides for the reorganization of the Company from a Maryland corporation to a Delaware business trust.

                              THE PBHG FUNDS, INC.
                              ADVISOR CLASS SHARES


                        SUPPLEMENT DATED FEBRUARY 1, 2001
                    TO THE PROSPECTUS DATED DECEMBER 29, 2000


This Supplement updates certain information contained in the Prospectus of The PBHG Funds, Inc. (the "Company"), as supplemented on December 29, 2000. You should retain the Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge by calling 1-800-433-0051.

At a special meeting of shareholders of each Portfolio of the Company (together, the "Portfolios") held on January 25, 2001, as adjourned February 1, 2001, shareholders approved a new investment advisory agreement with Pilgrim Baxter & Associates, Ltd., an indirect, wholly owned subsidiary of Old Mutual, plc, and new sub-advisory agreements with the Company's current sub-advisers. The new investment advisory agreement and sub-advisory agreements are identical in all material respects to the previous agreements, except for, in the case of the investment advisory agreement, the elimination of the expense limitations previously required by state securities laws. Each Portfolio's advisory rate will remain unchanged.

At the meeting on January 25, 2001, shareholders also approved an Agreement and Plan of Reorganization that provides for the reorganization of the Company from a Maryland corporation to a Delaware business trust.


                                     (over)

                              THE PBHG FUNDS, INC.

                       SUPPLEMENT DATED DECEMBER 29, 2000
                 TO THE PROSPECTUS FOR THE ADVISOR CLASS SHARES
                             DATED DECEMBER 29, 2000


     This Supplement updates certain information contained in the Prospectus for the Advisor Class shares dated December 29, 2000. You should retain the Prospectus and this Supplement for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-800-433-0051.

     Advisor class shares of the following PBHG Funds are currently available for purchase:

                           PBHG Growth Fund
                           PBHG Large Cap Growth Fund
                           PBHG Large Cap 20 Fund
                           PBHG Large Cap Value Fund
                           PBHG Small Cap Value Fund
                           PBHG Technology & Communications Fund